Offerings - Offering: 1	May 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock par value $0.0001 per share
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	25.61
Maximum Aggregate Offering Price	$ 15,366,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,352.54
Offering Note
(1)	Calculated pursuant to General Instruction E to Form S-8.
(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) of the Securities Act of 1933, based upon the average of the high and low sale prices of Clearwater Paper Corporation’s Common Stock as reported on The New York Stock Exchange on May 6, 2025.